Securities - Fair Value of Investments with Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	$ 49,031,000,000	$ 47,036,000,000
Less than 12 months, Unrealized losses	2,523,000,000	636,000,000
12 months or more, Fair value	30,831,000,000	4,661,000,000
12 months or more, Unrealized losses	3,741,000,000	158,000,000
Total, Fair value	79,862,000,000	51,697,000,000
Total, Unrealized losses	6,264,000,000	794,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, less than 12 months	120,000,000	47,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, greater than 12 months	59,000,000	28,000,000
U.S. Treasury
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	14,058,000,000	16,855,000,000
Less than 12 months, Unrealized losses	824,000,000	235,000,000
12 months or more, Fair value	15,236,000,000	1,944,000,000
12 months or more, Unrealized losses	1,839,000,000	93,000,000
Total, Fair value	29,294,000,000	18,799,000,000
Total, Unrealized losses	2,663,000,000	328,000,000
Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	7,929,000,000	4,089,000,000
Less than 12 months, Unrealized losses	376,000,000	44,000,000
12 months or more, Fair value	789,000,000	457,000,000
12 months or more, Unrealized losses	168,000,000	29,000,000
Total, Fair value	8,718,000,000	4,546,000,000
Total, Unrealized losses	544,000,000	73,000,000
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	6,088,000,000	2,233,000,000
Less than 12 months, Unrealized losses	389,000,000	39,000,000
12 months or more, Fair value	1,878,000,000	585,000,000
12 months or more, Unrealized losses	296,000,000	3,000,000
Total, Fair value	7,966,000,000	2,818,000,000
Total, Unrealized losses	685,000,000	42,000,000
Sovereign debt/sovereign guaranteed
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	4,176,000,000	6,040,000,000
Less than 12 months, Unrealized losses	184,000,000	66,000,000
12 months or more, Fair value	3,788,000,000	58,000,000
12 months or more, Unrealized losses	363,000,000	1,000,000
Total, Fair value	7,964,000,000	6,098,000,000
Total, Unrealized losses	547,000,000	67,000,000
Supranational
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	3,451,000,000	3,093,000,000
Less than 12 months, Unrealized losses	109,000,000	44,000,000
12 months or more, Fair value	2,571,000,000	305,000,000
12 months or more, Unrealized losses	290,000,000	6,000,000
Total, Fair value	6,022,000,000	3,398,000,000
Total, Unrealized losses	399,000,000	50,000,000
Collateralized loan obligations (“CLOs”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	4,806,000,000	1,808,000,000
Less than 12 months, Unrealized losses	94,000,000	3,000,000
12 months or more, Fair value	403,000,000	318,000,000
12 months or more, Unrealized losses	10,000,000	2,000,000
Total, Fair value	5,209,000,000	2,126,000,000
Total, Unrealized losses	104,000,000	5,000,000
Foreign covered bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	2,830,000,000	2,694,000,000
Less than 12 months, Unrealized losses	83,000,000	23,000,000
12 months or more, Fair value	1,977,000,000	0
12 months or more, Unrealized losses	203,000,000	0
Total, Fair value	4,807,000,000	2,694,000,000
Total, Unrealized losses	286,000,000	23,000,000
Non-agency commercial MBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,914,000,000	947,000,000
Less than 12 months, Unrealized losses	201,000,000	16,000,000
12 months or more, Fair value	932,000,000	222,000,000
12 months or more, Unrealized losses	156,000,000	7,000,000
Total, Fair value	2,846,000,000	1,169,000,000
Total, Unrealized losses	357,000,000	23,000,000
Foreign government agencies
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,148,000,000	1,446,000,000
Less than 12 months, Unrealized losses	43,000,000	17,000,000
12 months or more, Fair value	1,013,000,000	15,000,000
12 months or more, Unrealized losses	80,000,000	0
Total, Fair value	2,161,000,000	1,461,000,000
Total, Unrealized losses	123,000,000	17,000,000
U.S. government agencies
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,710,000,000	1,780,000,000
Less than 12 months, Unrealized losses	186,000,000	27,000,000
12 months or more, Fair value	208,000,000	0
12 months or more, Unrealized losses	37,000,000	0
Total, Fair value	1,918,000,000	1,780,000,000
Total, Unrealized losses	223,000,000	27,000,000
Non-agency RMBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	588,000,000	1,573,000,000
Less than 12 months, Unrealized losses	16,000,000	20,000,000
12 months or more, Fair value	1,148,000,000	345,000,000
12 months or more, Unrealized losses	193,000,000	5,000,000
Total, Fair value	1,736,000,000	1,918,000,000
Total, Unrealized losses	209,000,000	25,000,000
Other ABS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	333,000,000	1,383,000,000
Less than 12 months, Unrealized losses	18,000,000	20,000,000
12 months or more, Fair value	876,000,000	201,000,000
12 months or more, Unrealized losses	106,000,000	2,000,000
Total, Fair value	1,209,000,000	1,584,000,000
Total, Unrealized losses	124,000,000	22,000,000
State and political subdivisions
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	0	1,848,000,000
Less than 12 months, Unrealized losses	0	40,000,000
12 months or more, Fair value	12,000,000	13,000,000
12 months or more, Unrealized losses	0	0
Total, Fair value	12,000,000	1,861,000,000
Total, Unrealized losses	$ 0	40,000,000
Corporate bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value		1,247,000,000
Less than 12 months, Unrealized losses		42,000,000
12 months or more, Fair value		198,000,000
12 months or more, Unrealized losses		10,000,000
Total, Fair value		1,445,000,000
Total, Unrealized losses		$ 52,000,000